Share-Based Compensation (Details) - Schedule of company’s outstanding options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of company’s outstanding options [Abstract]
Options, Outstanding | shares
Weighted-average exercise price, Outstanding | $ / shares
Options, Assumed from acquisition | shares	1,542,332
Weighted-average exercise price, Assumed from acquisition | $ / shares	$ 0.23
Options, Exercised | shares	(92,251)
Weighted-average exercise price, Exercised | $ / shares	$ 0.71
Options, Forfeited or expired | shares
Weighted-average exercise price, Forfeited or expired | $ / shares
Options, Outstanding | shares	1,450,081
Weighted-average exercise price, Outstanding | $ / shares	$ 0.2
Weighted-average remaining contractual term (years), Outstanding	5 years 11 months 4 days
Aggregate intrinsic value, Outstanding | $	$ 17,095
Options, Exercisable | shares	1,450,081
Weighted-average exercise price, Exercisable | $ / shares	$ 0.2
Weighted-average remaining contractual term (years), Exercisable	5 years 11 months 4 days
Aggregate intrinsic value, Exercisable | $	$ 17,095
Options, Vested or expected to vest | shares	1,450,081
Weighted-average exercise price, Vested or expected to vest | $ / shares	$ 0.2
Weighted-average remaining contractual term (years), Vested or expected to vest	5 years 11 months 4 days
Aggregate intrinsic value, Vested or expected to vest | $	$ 17,095